Consolidated Statements of Financial Position	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Current
Cash	$ 191,479	$ 46,056
Prepaid expenses and other receivables	25,421	14,751
Total current assets	216,900	60,807
Property and equipment	49,249	2,677
Patents	11,877	20,000
Total assets	278,026	83,484
Current
Trade payables and other liabilities	767,949	997,632
Current lease liability	36,442
Convertible debentures	3,081,518	2,599,074
Derivative liabilities	533,562	765,425
Total current liabilities	4,419,471	4,362,131
Long-term lease liability	15,628	0
Long-term loan	30,269	0
Total liabilities	4,465,368	4,362,131
Shareholders' Deficiency
Share capital	85,463,642	84,153,696
Contributed surplus	27,810,586	27,757,639
Equity component of convertible debentures	23,952	50,147
Accumulated deficit	(117,485,522)	(116,240,129)
Total shareholders' deficiency	(4,187,342)	(4,278,647)
Total liabilities and shareholders' deficiency	$ 278,026	$ 83,484